Loans and Allowance for Loan Losses - Schedule of Portfolio Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	$ 454,372	$ 443,491
Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	90,892	103,277
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	266,777	246,167
Residential
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	90,132	85,789
Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	6,571	8,258
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	442,355	436,976
Pass Grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	90,892	103,181
Pass Grade | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	254,760	239,862
Pass Grade | Residential
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	90,132	85,675
Pass Grade | Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	6,571	8,258
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	7,943	3,437
Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	15
Special Mention | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	4,115	3,422
Special Mention | Residential
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Special Mention | Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	4,074	3,078
Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	81
Substandard | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	7,902	2,883
Substandard | Residential
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	114
Substandard | Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful | Residential
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	0	0
Doubtful | Installment loans
Financing Receivable, Recorded Investment [Line Items]
Total Loans Receivable	$ 0	$ 0